As filed with the U.S. Securities and Exchange Commission on December 12, 2014

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 139	☒
___________________
RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)
___________________
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
___________________
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
___________________
Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006 Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 138 relates to Class H shares, Class A shares and Class C shares of the Monthly Rebalance NASDAQ-100® 2x Strategy Fund (the “Fund”), a separate series of Rydex Series Funds. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 138 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 12th day of December, 2014.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 138 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	December 12, 2014
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	December 12, 2014
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	December 12, 2014
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	December 12, 2014
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	December 12, 2014
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	December 12, 2014
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	December 12, 2014
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	December 12, 2014
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase